Shareholders' Equity (Employee Stock Options Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares	4,771,796
Nominal value per share	$ 0.15
Number of ordinary shares that can be purchased from issuance of warrants	1,670,128
Number of ordinary shares that can be purchased by one warrant	0.35
Offering price per fixed combination	$ 2.41	$ 2.41
Exercise price	$ 3.08
Exercise period	6 months
Expiration period	90 months
Proceeds received	$ 10,239	$ 10,239
Issuance expenses	$ 1,261	$ 1,261
Employee Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Employee Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		6 years
Employee Stock Options [Member] | Awards prior to September, 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, expiration term		10 years
Employee Stock Options [Member] | Awards after September, 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, expiration term		6 years
Employee Stock Options [Member] | Amended And Restated Israeli Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for grant		2,088,463